STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Used in Operating Activities
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (30,845,000)	$ (32,757,000)
Changes in operating assets and liabilities:
Net Cash Used in Operating Activities	(19,476,000)	(9,950,000)
Cash Flows Used in Investing Activities
Net Cash Used in Investing Activities	(4,667,000)	1,483,000
Cash Flows Provided by Financing Activities
Net Cash Provided by Financing Activities	19,174,000	11,672,000
Cash, Cash Equivalents and Restricted Cash Beginning of period	7,544,000	4,339,000
Cash, Cash Equivalents and Restricted Cash End of period	2,575,000	7,544,000
Learn CW Investment Corporation
Cash Flows Used in Operating Activities
Net (Loss) Income Attributable to Innventure LLC Unitholders	3,907,392	9,891,490
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Income earned on investments in Trust Account	(8,808,542)	0
Change in fair value of warrant liabilities	(745,840)	(8,419,283)
Gain on settlement of deferred underwriting fees	(556,743)	0
Interest earned on marketable securities held in Trust Account	0	(3,274,564)
Changes in operating assets and liabilities:
Prepaid expenses	(21,274)	692,444
Accounts payable and accrued expenses	4,943,384	571,407
Deferred credits	400,000	0
Net Cash Used in Operating Activities	(881,623)	(538,506)
Cash Flows Used in Investing Activities
Investment of cash in Trust Account	(1,140,000)	0
Cash withdrawn from Trust Account in connection with redemption	145,222,585	0
Net Cash Used in Investing Activities	144,082,585	0
Cash Flows Provided by Financing Activities
Proceeds from convertible promissory note – related party	1,445,000	1,050,000
Repayment of promissory note - related party	(56,000)	0
Redemption of ordinary shares	(145,222,585)	0
Net Cash Provided by Financing Activities	(143,833,585)	1,050,000
Net change in cash	(632,623)	511,494
Cash, Cash Equivalents and Restricted Cash Beginning of period	748,857	237,363
Cash, Cash Equivalents and Restricted Cash End of period	116,234	748,857
Supplemental Disclosure of Noncash Financing Information
Accretion of Class A ordinary shares subject to possible redemption	9,948,542	3,278,276
Gain on settlement of underwriting fees	9,223,757	0
Shareholder redemption payable	$ 249,339	$ 0